Subsequent Events (Details) - USD ($)				1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 15, 2015	Mar. 10, 2015	Mar. 09, 2015	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Shares of common stock issued		1,640,000		100,000	100,000	2,500,000
Net proceeds from offering, , after deducting underwriting discounts, commissions, and other third party offering expenses		$ 11,100,000					$ 11,400,870			$ 540
Over-allotments [Member]
Subsequent Event [Line Items]
Shares of common stock issued		246,000
Subsequent Event [Member] | Severance agreement with Matthew Czajkowski [Member] | Vesting prior to the date of resignation [Member]
Subsequent Event [Line Items]
Exercise period	10 years
Subsequent Event [Member] | Severance agreement with Matthew Czajkowski [Member] | Vesting after the date of resignation [Member]
Subsequent Event [Line Items]
Exercise period	90 days
Subsequent Event [Member] | Consulting agreement with Danforth Advisors, LLC [Member]
Subsequent Event [Line Items]
Written notice period required to terminate agreement by the Company			30 days
Subsequent Event [Member] | Underwriting Agreement with Aegis Capital Corp. [Member]
Subsequent Event [Line Items]
Shares of common stock issued		1,640,000
Offering price (in dollars per share)		$ 6.50
Net proceeds from offering, , after deducting underwriting discounts, commissions, and other third party offering expenses		$ 11,100,000
Subsequent Event [Member] | Underwriting Agreement with Aegis Capital Corp. [Member] | Over-allotments [Member]
Subsequent Event [Line Items]
Shares of common stock issued		246,000